Quarterly Holdings Report
for
Fidelity® Short Duration High Income Fund
January 31, 2023
SDH-NPRT3-0423
1.969440.109
Corporate Bonds - 77.3%
	Principal Amount (a)	Value ($)
Convertible Bonds - 1.1%
Broadcasting - 1.1%
DISH Network Corp.:
2.375% 3/15/24	510,000	472,515
3.375% 8/15/26	7,300,000	4,776,333
		5,248,848
Energy - 0.0%
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)	15,159	97,099
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)	26,231	168,020
		265,119
TOTAL CONVERTIBLE BONDS		5,513,967
Nonconvertible Bonds - 76.2%
Aerospace - 4.3%
Bombardier, Inc.:
6% 2/15/28 (d)	125,000	118,548
7.125% 6/15/26 (d)	4,000,000	3,985,000
7.875% 4/15/27 (d)	1,000,000	996,084
Howmet Aerospace, Inc. 6.875% 5/1/25	3,708,000	3,809,970
Spirit Aerosystems, Inc. 7.5% 4/15/25 (d)	1,750,000	1,756,020
TransDigm, Inc.:
5.5% 11/15/27	3,335,000	3,184,925
6.25% 3/15/26 (d)	7,365,000	7,362,406
7.5% 3/15/27	25,000	25,195
		21,238,148
Air Transportation - 1.8%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (d)	6,300,000	6,176,047
United Airlines, Inc. 4.375% 4/15/26 (d)	2,600,000	2,468,271
Western Global Airlines LLC 10.375% 8/15/25 (d)	250,000	175,000
		8,819,318
Automotive & Auto Parts - 1.7%
Ford Motor Credit Co. LLC:
2.3% 2/10/25	540,000	500,706
3.375% 11/13/25	7,700,000	7,170,625
4.687% 6/9/25	455,000	441,897
5.125% 6/16/25	250,000	245,717
Real Hero Merger Sub 2 6.25% 2/1/29 (d)	30,000	22,275
		8,381,220
Banks & Thrifts - 0.6%
Ally Financial, Inc.:
3.875% 5/21/24	970,000	950,563
5.75% 11/20/25	1,895,000	1,883,352
VistaJet Malta Finance PLC / XO Management Holding, Inc. 7.875% 5/1/27 (d)	235,000	227,414
		3,061,329
Broadcasting - 2.1%
Clear Channel Outdoor Holdings, Inc. 5.125% 8/15/27 (d)	1,000,000	906,965
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (d)	410,000	30,238
DISH Network Corp. 11.75% 11/15/27 (d)	3,030,000	3,148,776
Sirius XM Radio, Inc. 3.125% 9/1/26 (d)	5,395,000	4,855,637
Univision Communications, Inc. 6.625% 6/1/27 (d)	1,375,000	1,347,500
		10,289,116
Building Materials - 0.1%
Advanced Drain Systems, Inc. 5% 9/30/27 (d)	245,000	233,208
Global Infrastructure Solutions, Inc. 5.625% 6/1/29 (d)	185,000	151,700
SRS Distribution, Inc. 4.625% 7/1/28 (d)	95,000	86,786
		471,694
Cable/Satellite TV - 5.1%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (d)	3,315,000	3,310,028
5.125% 5/1/27 (d)	7,650,000	7,290,833
CSC Holdings LLC:
5.25% 6/1/24	3,900,000	3,807,375
5.5% 4/15/27 (d)	4,300,000	3,787,010
DISH DBS Corp.:
5.25% 12/1/26 (d)	2,400,000	2,068,500
5.875% 11/15/24	3,100,000	2,925,625
7.75% 7/1/26	650,000	527,904
Radiate Holdco LLC/Radiate Financial Service Ltd. 4.5% 9/15/26 (d)	1,595,000	1,221,403
		24,938,678
Capital Goods - 0.7%
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (d)	3,525,000	3,262,634
Chemicals - 2.4%
INEOS Quattro Finance 2 PLC 3.375% 1/15/26 (d)	250,000	229,460
LSB Industries, Inc. 6.25% 10/15/28 (d)	1,990,000	1,793,010
Methanex Corp. 5.125% 10/15/27	700,000	666,750
NOVA Chemicals Corp.:
4.875% 6/1/24 (d)	300,000	295,500
5% 5/1/25 (d)	3,205,000	3,082,117
5.25% 6/1/27 (d)	1,100,000	1,023,088
Rhodia Acetow Management GmbH 10.5% 2/15/27 (d)	130,000	110,501
SPCM SA 3.125% 3/15/27 (d)	395,000	347,746
The Chemours Co. LLC 5.375% 5/15/27	2,900,000	2,681,005
W.R. Grace Holding LLC 5.625% 10/1/24 (d)	1,500,000	1,492,500
		11,721,677
Consumer Products - 1.2%
Coty, Inc. 5% 4/15/26 (d)	3,000,000	2,872,500
Gannett Holdings LLC 6% 11/1/26 (d)	75,000	57,999
Mattel, Inc. 5.875% 12/15/27 (d)	1,210,000	1,206,975
Newell Brands, Inc. 4.45% 4/1/26	1,800,000	1,710,072
		5,847,546
Containers - 2.5%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26 (d)	610,000	556,625
5.25% 8/15/27 (d)	3,000,000	2,456,655
5.25% 8/15/27 (d)	500,000	409,443
Ball Corp.:
4% 11/15/23	400,000	394,316
5.25% 7/1/25	1,900,000	1,890,709
Berry Global, Inc. 4.875% 7/15/26 (d)	1,175,000	1,144,450
BWAY Holding Co. 7.875% 8/15/26 (d)(e)	925,000	933,094
Sealed Air Corp. 6.125% 2/1/28 (d)	515,000	519,584
Trivium Packaging Finance BV:
5.5% 8/15/26 (d)	220,000	211,011
8.5% 8/15/27 (d)	4,050,000	3,893,063
		12,408,950
Diversified Financial Services - 4.2%
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (d)	225,000	203,063
Freedom Mortgage Corp. 6.625% 1/15/27 (d)	250,000	208,030
Hightower Holding LLC 6.75% 4/15/29 (d)	400,000	344,328
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.75% 9/15/24	1,840,000	1,796,300
5.25% 5/15/27	3,535,000	3,300,806
6.25% 5/15/26	7,690,000	7,554,587
Navient Corp.:
6.125% 3/25/24	2,000,000	1,995,300
6.75% 6/15/26	250,000	246,273
OneMain Finance Corp.:
3.5% 1/15/27	235,000	204,440
6.125% 3/15/24	750,000	743,603
6.875% 3/15/25	4,090,000	4,077,157
		20,673,887
Diversified Media - 0.3%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (d)	1,660,000	1,261,600
Energy - 13.5%
Berry Petroleum Co. LLC 7% 2/15/26 (d)	100,000	95,744
Buckeye Partners LP 4.125% 3/1/25 (d)	1,400,000	1,330,000
California Resources Corp. 7.125% 2/1/26 (d)	250,000	243,313
Calumet Specialty Products Partners LP/Calumet Finance Corp. 11% 4/15/25 (d)	10,000	10,476
Centennial Resource Production LLC 5.875% 7/1/29 (d)	3,570,000	3,337,950
Chesapeake Energy Corp. 5.5% 2/1/26 (d)	505,000	489,550
Chord Energy Corp. 6.375% 6/1/26 (d)	100,000	98,500
Citgo Holding, Inc. 9.25% 8/1/24 (d)	2,650,000	2,663,250
Citgo Petroleum Corp. 6.375% 6/15/26 (d)	1,450,000	1,420,804
Comstock Resources, Inc. 6.75% 3/1/29 (d)	120,000	110,700
Continental Resources, Inc.:
2.268% 11/15/26 (d)	300,000	266,649
4.5% 4/15/23	300,000	299,234
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6% 2/1/29 (d)	2,760,000	2,618,322
7.375% 2/1/31 (d)	525,000	528,281
CrownRock LP/CrownRock Finance, Inc. 5.625% 10/15/25 (d)	2,300,000	2,242,500
CVR Energy, Inc. 5.25% 2/15/25 (d)	1,615,000	1,558,475
DCP Midstream Operating LP 5.375% 7/15/25	1,400,000	1,397,165
Delek Logistics Partners LP 7.125% 6/1/28 (d)	80,000	73,379
Energy Ventures GoM LLC / EnVen Finance Corp. 11.75% 4/15/26 (d)	88,000	91,949
EnLink Midstream Partners LP 4.85% 7/15/26	1,400,000	1,357,403
EQM Midstream Partners LP:
6% 7/1/25 (d)	147,000	144,723
7.5% 6/1/27 (d)	2,550,000	2,549,943
EQT Corp. 3.125% 5/15/26 (d)	500,000	467,560
Genesis Energy LP/Genesis Energy Finance Corp. 8% 1/15/27	1,145,000	1,130,344
Gulfport Energy Corp. 8% 5/17/26	100,000	99,081
Hess Midstream Partners LP 5.625% 2/15/26 (d)	2,450,000	2,425,794
Holly Energy Partners LP/Holly Energy Finance Corp. 6.375% 4/15/27 (d)	105,000	103,819
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (d)	1,300,000	1,257,750
Mesquite Energy, Inc. 7.25% 12/31/49 (c)(d)(f)	135,000	0
Murphy Oil Corp. 5.75% 8/15/25	64,000	63,740
Nabors Industries, Inc. 5.75% 2/1/25	2,550,000	2,472,365
New Fortress Energy, Inc.:
6.5% 9/30/26 (d)	3,815,000	3,510,410
6.75% 9/15/25 (d)	1,290,000	1,234,060
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (d)	1,450,000	1,377,006
NuStar Logistics LP 6% 6/1/26	400,000	391,728
Occidental Petroleum Corp.:
5.875% 9/1/25	5,250,000	5,314,024
6.95% 7/1/24	424,000	431,687
8.5% 7/15/27	2,000,000	2,212,500
PBF Holding Co. LLC/PBF Finance Corp. 7.25% 6/15/25	350,000	348,689
PDC Energy, Inc. 5.75% 5/15/26	1,750,000	1,692,478
Precision Drilling Corp. 7.125% 1/15/26 (d)	1,660,000	1,642,870
Range Resources Corp. 4.875% 5/15/25	1,250,000	1,205,947
SM Energy Co. 6.625% 1/15/27	1,156,000	1,123,455
Southwestern Energy Co. 5.7% 1/23/25 (g)	1,128,000	1,118,468
Sunnova Energy Corp. 5.875% 9/1/26 (d)	2,210,000	1,989,000
Sunoco LP/Sunoco Finance Corp.:
5.875% 3/15/28	960,000	940,800
6% 4/15/27	1,010,000	1,009,424
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 6% 3/1/27 (d)	2,000,000	1,896,206
Transocean Proteus Ltd. 6.25% 12/1/24 (d)	1,334,000	1,347,380
Transocean, Inc. 8.75% 2/15/30 (d)	650,000	670,150
U.S.A. Compression Partners LP 6.875% 4/1/26	1,500,000	1,472,175
Venture Global Calcasieu Pass LLC 6.25% 1/15/30 (d)	715,000	728,428
Western Gas Partners LP 4.65% 7/1/26	3,500,000	3,368,750
		65,974,398
Entertainment/Film - 0.7%
Live Nation Entertainment, Inc. 4.75% 10/15/27 (d)	3,900,000	3,607,500
Environmental - 0.4%
Clean Harbors, Inc. 6.375% 2/1/31 (d)	210,000	213,927
Madison IAQ LLC 4.125% 6/30/28 (d)	1,900,000	1,672,399
		1,886,326
Food & Drug Retail - 0.9%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 3.25% 3/15/26 (d)	4,600,000	4,254,816
Food/Beverage/Tobacco - 1.0%
Performance Food Group, Inc. 5.5% 10/15/27 (d)	1,100,000	1,058,745
Post Holdings, Inc.:
5.625% 1/15/28 (d)	1,625,000	1,564,063
5.75% 3/1/27 (d)	596,000	587,108
Turning Point Brands, Inc. 5.625% 2/15/26 (d)	100,000	90,607
U.S. Foods, Inc. 6.25% 4/15/25 (d)	1,275,000	1,277,308
United Natural Foods, Inc. 6.75% 10/15/28 (d)	95,000	91,675
		4,669,506
Gaming - 4.2%
Affinity Gaming LLC 6.875% 12/15/27 (d)	1,030,000	922,108
Caesars Entertainment, Inc.:
6.25% 7/1/25 (d)	4,950,000	4,930,933
8.125% 7/1/27 (d)	900,000	913,500
Caesars Resort Collection LLC 5.75% 7/1/25 (d)	495,000	495,084
Carnival Corp. 10.5% 6/1/30 (d)	245,000	235,813
Golden Entertainment, Inc. 7.625% 4/15/26 (d)	500,000	503,125
International Game Technology PLC 4.125% 4/15/26 (d)	2,200,000	2,083,961
Melco Resorts Finance Ltd. 5.25% 4/26/26 (d)	200,000	188,000
MGM Resorts International 6% 3/15/23	1,000,000	999,591
Raptor Acquisition Corp. / Raptor Co-Issuer LLC 4.875% 11/1/26 (d)	95,000	88,350
Studio City Finance Ltd. 5% 1/15/29 (d)	225,000	180,983
VICI Properties LP / VICI Note Co.:
3.5% 2/15/25 (d)	3,715,000	3,535,194
4.625% 6/15/25 (d)	300,000	290,340
5.625% 5/1/24 (d)	1,000,000	997,909
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
4.25% 5/30/23 (d)	500,000	498,750
5.25% 5/15/27 (d)	900,000	850,212
5.5% 3/1/25 (d)	2,800,000	2,720,935
		20,434,788
Healthcare - 4.7%
1375209 BC Ltd. 9% 1/30/28 (d)	562,000	559,898
Bausch Health Companies, Inc.:
11% 9/30/28 (d)	2,600,000	2,034,240
14% 10/15/30 (d)	197,000	122,971
Community Health Systems, Inc.:
5.625% 3/15/27 (d)	6,050,000	5,355,460
6.875% 4/15/29 (d)	750,000	474,375
HCA Holdings, Inc. 5.875% 2/15/26	1,750,000	1,781,351
IQVIA, Inc. 5% 5/15/27 (d)	4,500,000	4,366,844
Organon & Co. / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/28 (d)	1,500,000	1,356,675
Owens & Minor, Inc. 4.5% 3/31/29 (d)	65,000	52,948
RP Escrow Issuer LLC 5.25% 12/15/25 (d)	200,000	163,200
Surgery Center Holdings, Inc. 6.75% 7/1/25 (d)	877,000	870,861
Tenet Healthcare Corp.:
4.625% 7/15/24	86,000	84,818
5.125% 11/1/27	6,200,000	5,967,500
		23,191,141
Homebuilders/Real Estate - 1.8%
Brookfield Property REIT, Inc./BPR Nimbus LLC/BPR Cumulus LLC/GGSI Sellco LLC 5.75% 5/15/26 (d)	250,000	237,813
MPT Operating Partnership LP/MPT Finance Corp. 5.25% 8/1/26	4,000,000	3,638,680
Railworks Holdings LP 8.25% 11/15/28 (d)	230,000	212,970
Service Properties Trust:
4.35% 10/1/24	400,000	377,200
7.5% 9/15/25	3,000,000	2,949,870
Starwood Property Trust, Inc. 4.75% 3/15/25	1,500,000	1,437,648
		8,854,181
Insurance - 0.4%
Acrisure LLC / Acrisure Finance, Inc. 7% 11/15/25 (d)	1,920,000	1,826,630
Alliant Holdings Intermediate LLC 6.75% 10/15/27 (d)	30,000	28,060
Enact Holdings, Inc. 6.5% 8/15/25 (d)	200,000	197,000
		2,051,690
Leisure - 3.1%
Carnival Corp. 7.625% 3/1/26 (d)	6,580,000	5,987,800
NCL Corp. Ltd.:
5.875% 3/15/26 (d)	400,000	345,992
5.875% 2/15/27 (d)	2,025,000	1,895,400
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27 (d)	120,000	104,386
5.5% 8/31/26 (d)	3,885,000	3,476,925
11.625% 8/15/27 (d)	1,500,000	1,591,793
Six Flags Entertainment Corp. 5.5% 4/15/27 (d)	1,500,000	1,413,840
Viking Cruises Ltd. 13% 5/15/25 (d)	235,000	249,168
		15,065,304
Metals/Mining - 1.6%
First Quantum Minerals Ltd.:
6.5% 3/1/24 (d)	745,000	738,016
6.875% 3/1/26 (d)	2,610,000	2,508,895
Howmet Aerospace, Inc. 5.125% 10/1/24	250,000	248,750
HudBay Minerals, Inc. 4.5% 4/1/26 (d)	2,355,000	2,169,544
Novelis Corp. 3.25% 11/15/26 (d)	2,550,000	2,308,566
		7,973,771
Paper - 0.5%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 6% 6/15/27 (d)	2,500,000	2,496,600
Restaurants - 0.8%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28 (d)	1,800,000	1,645,164
5.75% 4/15/25 (d)	1,000,000	998,605
Garden SpinCo Corp. 8.625% 7/20/30 (d)	55,000	58,850
Yum! Brands, Inc. 3.875% 11/1/23	1,225,000	1,212,983
		3,915,602
Services - 2.8%
Aramark Services, Inc. 5% 4/1/25 (d)	2,800,000	2,758,000
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (d)	806,000	658,704
CoreCivic, Inc.:
4.75% 10/15/27	35,000	30,599
8.25% 4/15/26	1,050,000	1,073,555
Diebold Nixdorf, Inc. 9.375% 7/15/25 (d)	103,000	67,716
Life Time, Inc. 5.75% 1/15/26 (d)	1,125,000	1,081,148
PowerTeam Services LLC 9.033% 12/4/25 (d)	120,000	102,595
Prime Securities Services Borrower LLC/Prime Finance, Inc. 5.75% 4/15/26 (d)	2,350,000	2,303,093
Sabre GLBL, Inc. 7.375% 9/1/25 (d)	2,200,000	2,157,907
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (d)	3,440,000	3,174,151
		13,407,468
Steel - 0.0%
Infrabuild Australia Pty Ltd. 12% 10/1/24 (d)	150,000	142,875
Super Retail - 1.7%
At Home Group, Inc. 4.875% 7/15/28 (d)	60,000	43,200
Carvana Co.:
4.875% 9/1/29 (d)	80,000	35,600
5.5% 4/15/27 (d)	200,000	90,000
5.875% 10/1/28 (d)	115,000	50,025
EG Global Finance PLC:
6.75% 2/7/25 (d)	3,700,000	3,429,234
8.5% 10/30/25 (d)	800,000	754,000
Hanesbrands, Inc. 4.875% 5/15/26 (d)	2,400,000	2,235,000
Rent-A-Center, Inc. 6.375% 2/15/29 (d)	30,000	25,500
Staples, Inc. 7.5% 4/15/26 (d)	1,900,000	1,688,245
		8,350,804
Technology - 2.4%
Camelot Finance SA 4.5% 11/1/26 (d)	2,600,000	2,472,938
CommScope, Inc. 6% 3/1/26 (d)	2,100,000	2,010,435
MicroStrategy, Inc. 6.125% 6/15/28 (d)	85,000	71,732
MoneyGram International, Inc. 5.375% 8/1/26 (d)	250,000	253,894
Sensata Technologies BV 5% 10/1/25 (d)	2,300,000	2,274,689
SS&C Technologies, Inc. 5.5% 9/30/27 (d)	2,000,000	1,923,488
Uber Technologies, Inc. 7.5% 9/15/27 (d)	2,500,000	2,538,425
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (d)	400,000	263,808
Virtusa Corp. 7.125% 12/15/28 (d)	50,000	42,000
		11,851,409
Telecommunications - 7.0%
Altice France SA 8.125% 2/1/27 (d)	3,410,000	3,196,602
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (d)	25,000	23,782
Cogent Communications Group, Inc. 7% 6/15/27 (d)	1,800,000	1,781,640
Consolidated Communications, Inc. 5% 10/1/28 (d)	1,060,000	795,209
Hughes Satellite Systems Corp. 5.25% 8/1/26	1,400,000	1,356,250
Lumen Technologies, Inc.:
4% 2/15/27 (d)	4,000,000	3,373,010
5.125% 12/15/26 (d)	1,000,000	855,000
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 4.75% 4/30/27 (d)	95,000	86,219
Sable International Finance Ltd. 5.75% 9/7/27 (d)	2,402,000	2,269,890
Sabre GLBL, Inc. 9.25% 4/15/25 (d)	200,000	205,191
SBA Communications Corp. 3.875% 2/15/27	3,200,000	2,955,314
Sprint Corp. 7.875% 9/15/23	2,280,000	2,313,910
T-Mobile U.S.A., Inc.:
2.25% 2/15/26	3,810,000	3,531,019
2.625% 4/15/26	320,000	297,025
Telecom Italia SpA 5.303% 5/30/24 (d)	2,150,000	2,093,788
Uniti Group, Inc. 7.875% 2/15/25 (d)	4,705,000	4,643,462
ViaSat, Inc. 5.625% 9/15/25 (d)	1,500,000	1,410,000
Windstream Escrow LLC 7.75% 8/15/28 (d)	570,000	461,432
Zayo Group Holdings, Inc. 4% 3/1/27 (d)	3,200,000	2,544,320
		34,193,063
Transportation Ex Air/Rail - 0.0%
Great Lakes Dredge & Dock Corp. 5.25% 6/1/29 (d)	70,000	58,993
Utilities - 1.7%
Global Partners LP/GLP Finance Corp. 7% 8/1/27	2,157,000	2,070,995
InterGen NV 7% 6/30/23 (d)	200,000	200,011
NextEra Energy Partners LP:
4.25% 7/15/24 (d)	1,500,000	1,464,995
4.25% 9/15/24 (d)	41,000	38,233
PG&E Corp. 5% 7/1/28	1,210,000	1,133,831
Solaris Midstream Holdings LLC 7.625% 4/1/26 (d)	120,000	120,000
Vistra Operations Co. LLC:
5% 7/31/27 (d)	225,000	211,743
5.625% 2/15/27 (d)	3,005,000	2,902,024
		8,141,832
TOTAL NONCONVERTIBLE BONDS		372,897,864
TOTAL CORPORATE BONDS (Cost $378,446,127)		378,411,831

Common Stocks - 0.2%
	Shares	Value ($)
Diversified Financial Services - 0.0%
Lime Tree Bay Ltd. (c)	80	3,200
Energy - 0.1%
California Resources Corp. warrants 10/27/24 (h)	2	22
Forbes Energy Services Ltd. (c)(h)	6,468	0
Mesquite Energy, Inc. (c)(h)	1,922	115,129
TOTAL ENERGY		115,151
Utilities - 0.1%
EQT Corp.	17,800	581,526
TOTAL COMMON STOCKS (Cost $976,638)		699,877

Bank Loan Obligations - 12.7%
	Principal Amount (a)	Value ($)
Broadcasting - 0.5%
Diamond Sports Group LLC 2LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.0255% 8/24/26 (i)(j)(k)	196,992	14,857
Univision Communications, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.8197% 1/31/29 (i)(j)(k)	2,353,771	2,307,967
TOTAL BROADCASTING		2,322,824
Building Materials - 0.8%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.9799% 5/17/28 (i)(j)(k)	1,678,428	1,349,221
Oscar AcquisitionCo LLC 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.500% 9.1802% 4/29/29 (i)(j)(k)	498,750	482,351
SRS Distribution, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.0697% 6/4/28 (i)(j)(k)	2,342,559	2,255,978
TOTAL BUILDING MATERIALS		4,087,550
Chemicals - 1.2%
Aruba Investment Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.2973% 11/24/27 (i)(j)(k)	1,000,000	990,000
Consolidated Energy Finance SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.0697% 5/7/25 (c)(i)(j)(k)	285,650	275,652
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 1 Month Index + 4.370% 8.9625% 10/4/29 (i)(j)(k)	1,000,000	955,210
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.5% 11/9/28 (i)(j)(k)	1,979,700	1,934,602
SCIH Salt Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.4147% 3/16/27 (i)(j)(k)	32,376	31,688
W.R. Grace Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.5% 9/22/28 (i)(j)(k)	1,520,972	1,510,112
TOTAL CHEMICALS		5,697,264
Consumer Products - 0.0%
Conair Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.4799% 5/17/28 (i)(j)(k)	24,688	21,143
Diamond BC BV Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.5746% 9/29/28 (i)(j)(k)	19,800	19,563
TKC Holdings, Inc. 1LN, term loan 12% 2/14/27 (i)(k)	200,000	114,000
TOTAL CONSUMER PRODUCTS		154,706
Diversified Financial Services - 0.5%
Broadstreet Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.5697% 1/27/27 (i)(j)(k)	343,813	338,371
Hightower Holding LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.8153% 4/21/28 (i)(j)(k)	2,304,067	2,237,825
TOTAL DIVERSIFIED FINANCIAL SERVICES		2,576,196
Energy - 0.0%
DT Midstream, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 6.5697% 6/12/28 (i)(j)(k)	15,973	15,993
Forbes Energy Services LLC Tranche B, term loan 0% (c)(f)(i)(k)	60,604	0
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (c)(f)(j)(k)	35,876	0
term loan 3 month U.S. LIBOR + 0.000% 0% (c)(f)(j)(k)	15,000	0
TOTAL ENERGY		15,993
Environmental - 0.1%
LRS Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.8197% 6/28/28 (i)(j)(k)	693,000	679,140
Food/Beverage/Tobacco - 0.2%
Del Monte Foods, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.8616% 5/16/29 (i)(j)(k)	997,500	987,106
Triton Water Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.2299% 3/31/28 (i)(j)(k)	54,175	51,500
TOTAL FOOD/BEVERAGE/TOBACCO		1,038,606
Gaming - 0.4%
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.5614% 1/27/29 (i)(j)(k)	321,647	317,582
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 7.52% 10/20/24 (i)(j)(k)	1,664,147	1,659,986
TOTAL GAMING		1,977,568
Healthcare - 1.1%
Cano Health, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.6614% 11/23/27 (i)(j)(k)	910,000	708,663
Confluent Health LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.5697% 11/30/28 (i)(j)(k)	12,251	10,516
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.2924% 11/30/28 (i)(j)(k)(l)	2,655	2,279
Insulet Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.6875% 5/4/28 (i)(j)(k)	19,700	19,663
Jazz Financing Lux SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.0697% 5/5/28 (i)(j)(k)	48,852	48,784
MED ParentCo LP 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.8197% 8/31/26 (i)(j)(k)	1,200,000	1,074,132
Medical Solutions Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.0697% 11/1/28 (i)(j)(k)	397,304	383,256
Mozart Borrower LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.6336% 10/23/28 (i)(j)(k)	114,138	110,697
Organon & Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.75% 6/2/28 (i)(j)(k)	2,421,008	2,413,648
Packaging Coordinators Midco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.2299% 11/30/27 (i)(j)(k)	14,812	14,513
Phoenix Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.6336% 11/15/28 (i)(j)(k)	59,550	59,015
RadNet Management, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.7349% 4/23/28 (i)(j)(k)	344,750	341,116
U.S. Anesthesia Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.6187% 10/1/28 (i)(j)(k)	29,625	28,227
TOTAL HEALTHCARE		5,214,509
Hotels - 0.0%
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.5697% 8/2/28 (i)(j)(k)	49,375	49,366
Insurance - 0.9%
Alliant Holdings Intermediate LLC:
Tranche B, term loan 1 month U.S. LIBOR + 3.250% 7.8197% 5/10/25 (i)(j)(k)	294,602	294,171
Tranche B3 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.0084% 11/12/27 (i)(j)(k)	1,599,900	1,596,268
AssuredPartners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.0697% 2/13/27 (i)(j)(k)	1,341,227	1,325,575
USI, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.3302% 11/22/29 (i)(j)(k)	1,000,000	999,750
TOTAL INSURANCE		4,215,764
Leisure - 0.1%
Hayward Industries, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 7.0697% 5/28/28 (i)(j)(k)	394,000	388,583
MajorDrive Holdings IV LLC 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.8125% 5/12/28 (i)(j)(k)	24,625	23,772
TOTAL LEISURE		412,355
Paper - 0.6%
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.170% 8.8364% 4/13/29 (i)(j)(k)	3,050,841	2,993,119
Services - 2.6%
ABG Intermediate Holdings 2 LLC Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.1614% 12/21/28 (i)(j)(k)	1,549,750	1,536,190
Allied Universal Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.4114% 5/14/28 (i)(j)(k)	3,161,795	3,044,430
Ascend Learning LLC:
2LN, term loan 1 month U.S. LIBOR + 5.750% 10.1336% 12/10/29 (i)(j)(k)	20,000	17,293
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.0697% 12/10/28 (i)(j)(k)	2,427,482	2,311,036
Asurion LLC 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.000% 8.6802% 8/17/28 (i)(j)(k)	1,000,000	945,000
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 9.0646% 6/21/24 (i)(j)(k)	1,496,042	1,393,728
CHG Healthcare Services, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.6336% 9/30/28 (i)(j)(k)	14,813	14,703
CoreLogic, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.125% 6/2/28 (i)(j)(k)	49,375	41,794
Finastra U.S.A., Inc. Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 12.0753% 6/13/25 (i)(j)(k)	500,000	392,220
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.735% 4/11/29 (i)(j)(k)	1,115,000	1,020,225
Spin Holdco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.765% 3/4/28 (i)(j)(k)	2,438,625	1,915,857
TOTAL SERVICES		12,632,476
Super Retail - 0.7%
Bass Pro Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.3197% 3/5/28 (i)(j)(k)	3,130,106	3,072,981
Empire Today LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 9.459% 4/1/28 (i)(j)(k)	493,734	380,052
TOTAL SUPER RETAIL		3,453,033
Technology - 1.0%
Acuris Finance U.S., Inc. 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.000% 8.7302% 2/16/28 (i)(j)(k)	10,156	9,996
Aptean, Inc. 2LN, term loan 1 month U.S. LIBOR + 7.000% 11.7349% 4/23/27 (i)(j)(k)	200,000	183,500
Athenahealth Group, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.0116% 2/15/29 (i)(j)(k)	2,346,032	2,218,948
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 2/15/29 (j)(k)(l)	287,480	271,908
Ceridian HCM Holding, Inc. Tranche B, term loan 1 month U.S. LIBOR + 2.500% 7.0697% 4/30/25 (i)(j)(k)	1,000,000	994,250
DG Investment Intermediate Holdings, Inc.:
2LN, term loan 1 month U.S. LIBOR + 6.750% 11.3197% 3/31/29 (i)(j)(k)	80,000	74,700
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.1336% 3/31/28 (i)(j)(k)	14,775	14,361
Electro Rent Corp. 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.2706% 11/1/24 (i)(j)(k)	392,689	383,854
Maverick Bidco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.1647% 5/18/28 (i)(j)(k)	296,269	281,085
Park Place Technologies LLC 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.6614% 11/10/27 (i)(j)(k)	343,875	326,967
TOTAL TECHNOLOGY		4,759,569
Telecommunications - 0.8%
Cablevision Lightpath LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.709% 11/30/27 (i)(j)(k)	1,340,431	1,328,703
Consolidated Communications, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.875% 10/2/27 (i)(j)(k)	700,000	628,999
Intelsat Jackson Holdings SA 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 4.250% 7.4449% 2/1/29 (i)(j)(k)	1,377,921	1,355,143
Northwest Fiber LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.3473% 4/30/27 (i)(j)(k)	152,288	149,341
Windstream Services LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.250% 10.9114% 9/21/27 (i)(j)(k)	343,738	312,228
TOTAL TELECOMMUNICATIONS		3,774,414
Textiles/Apparel - 0.2%
Tory Burch LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.0697% 4/14/28 (i)(j)(k)	1,295,500	1,237,604
Utilities - 1.0%
Brookfield WEC Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.073% 8/1/25 (i)(j)(k)	1,615,950	1,615,659
Limetree Bay Terminals LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.8418% 2/15/24 (i)(j)(k)	458,543	288,882
PG&E Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.5797% 6/23/25 (i)(j)(k)	3,016,825	3,010,791
TOTAL UTILITIES		4,915,332
TOTAL BANK LOAN OBLIGATIONS (Cost $62,421,772)		62,207,388

Money Market Funds - 11.1%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (m) (Cost $54,438,009)	54,427,163	54,438,048

TOTAL INVESTMENT IN SECURITIES - 101.3% (Cost $496,282,546)	495,757,144
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(6,264,042)
NET ASSETS - 100.0%	489,493,102

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $265,119 or 0.1% of net assets.

(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $259,252,346 or 53.0% of net assets.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Non-income producing - Security is in default.
(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)	Non-income producing
(i)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(j)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(k)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(l)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $288,223 and $272,545, respectively.

(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 1/18/22	15,159

Mesquite Energy, Inc. 15% 7/15/23	11/05/20 - 1/18/22	26,231

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	6,370,650	469,974,858	421,907,460	780,730	-	-	54,438,048	0.1%
Total	6,370,650	469,974,858	421,907,460	780,730	-	-	54,438,048

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds and Bank Loan Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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